Interim Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019		Dec. 31, 2018
Revenues:
Revenues	$ 40	$ 24	$ 309	[1]	$ 391	[1]
Cost of revenues:
Cost of revenues	130	109	542		221
Gross Loss	(90)	(85)	(233)		170
Research and development expenses	255	87	274		183
Sales and marketing expenses	52	41	183		270
General and administrative expenses	1,112	116	1,117		240
Operating loss	(1,509)	(329)	(1,807)		(523)
Financing income, net	96		(20)
LOSS BEFORE TAXES ON INCOME			(1,827)		(523)
TAXES ON INCOME			(2)		(1)
Net Loss	$ (1,413)	$ (329)	$ (1,829)		$ (524)
Net loss per ordinary share (basic and diluted, USD)	$ (0.05)	$ (0.02)	$ (0.11)		$ (0.03)
Weighted average ordinary shares (basic and diluted, in thousands)	27,488	16,131	16,190		16,131
Product [Member]
Revenues:
Revenues	$ 40	$ 24	$ 188	[1]	$ 174	[1]
Cost of revenues:
Cost of revenues	130	109	421		104
Service [Member]
Revenues:
Revenues			121	[1]	217	[1]
Cost of revenues:
Cost of revenues			$ 121		$ 117

[1]	As for revenues related to transaction with the Parent Company - see Note 11(b)